Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income	$ (55,493)	$ 30,327
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Net income received or to be received by digital assets	(19,454)	(92,314)
Credit loss provision for receivables	165
Loss on disposal of mining equipment		168
Changes in fair value of digital asset receivables or payables	3,003	(5,170)
Changes in fair value of digital assets	49,494	(17,500)
Depreciation of property and equipment	5,798	13,277
Amortization of right of use asset	122
Share based compensation	1,163	299
Earnings from equity method investments	(31)	(71)
Deferred income tax	(5,407)	1,876
Changes in operating assets and liabilities:
Accounts receivable	27	106
Prepayments	(3,071)	(5,371)
Operating lease liabilities	(126)
Amount (due to)/due from related parties	(4,150)	4,565
Other current assets	634	2,276
Deposit receivables
Accounts payable	(938)	10,826
Taxes credit	(1,444)	(156)
Accrued expenses and other payables	(1,062)	2,563
Net cash used in operating activities	(30,770)	(54,299)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of digital assets	33,302	76,833
Purchase of financial assets held for trading	(769)
Purchases of equity investment	(363)
Purchase of digital assets	(4,000)	(10,500)
Acquisition of subsidiaries, net of cash acquired		(9,880)
Return of capital to non-controlling shareholder	(980)
Purchases of equipment	(2,037)	(7,610)
Net cash provided by investing activities	25,153	48,843
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of ordinary shares	76	431
Net cash provided by financing activities	76	431
Net change in cash and cash equivalents	(5,541)	(5,025)
Cash and cash equivalents at beginning of the periods	27,761	45,111
Cash and cash equivalents at end of the periods	22,220	40,086
SUPPLEMENTAL INFORMATION
Cash paid for interest		96
Cash paid for income tax	606	482
Supplemental non-cash operating activities
Net digital assets (used in)/provided by operating activities	(25,513)	93,509
Supplemental non-cash investing activities
Net digital assets used in investing activities	(15,853)	(57,089)
Supplemental non-cash financing activities
Repayment of long-term loans in digital assets	(13,000)
Proceeds from long-term loans in digital assets	3,400	5,000
Repayment of long-term payables in digital assets	$ (1,000)